1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation expense	$ 14,976	$ 19,259
Valuation of the intellectual property	1,626,854
Remaining useful lives	15 years 6 months
Amortization expense	0	104,960
Impairment loss	0	885,233
Advertising costs	10,808	4,254
Intellectual property-The Gator
Impairment loss		147,507
Intellectual property-licenses
Impairment loss		682,226
Investment in Visisys Technology
Impairment loss		$ 55,500